Net financial results	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of financial results
26 NET FINANCIAL RESULT

	03/31/2025	03/31/2024
Financial expenses
Interest on loans, financing and debentures (1)	(1,360,125)	(853,289)
Amortization of transaction costs	(31,923)	(17,308)
Interest expenses on lease liabilities (2)	(116,258)	(109,806)
Other	(131,779)	(149,997)
	(1,640,085)	(1,130,400)

Financial income
Cash and cash equivalents and marketable securities	348,428	409,192
Other	90,425	15,025
	438,853	424,217
Results from derivative financial instruments
Income	4,224,351	716,512
Expenses	(531,192)	(1,351,049)
	3,693,159	(634,537)
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	5,702,984	(2,071,835)
Leases	199,040	(71,671)
Other assets and liabilities (3)	(697,738)	444,178
	5,204,286	(1,699,328)
Net financial result	7,696,213	(3,040,048)
(1)Excludes R$52,753 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the three-month period ended March 31, 2025 (R$377,560 as at March 31, 2024).
(2)Includes R$66,200 referring to the reclassification to the biological assets item for the composition of the formation cost (R$223,055 as of March 31, 2024).
(3)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.